SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF OPERATIONS (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements Captions [Line Items]
Interest income																	$ 22,000,000	$ 20,000,000	$ 24,000,000
Interest expense																	(554,000,000)	(559,000,000)	(493,000,000)
Other income (expense), net																	137,000,000	140,000,000	172,000,000
Income tax (expense) benefit																	(300,000,000)	(366,000,000)	(59,000,000)
Equity earnings, net of income tax																	38,000,000	24,000,000	36,000,000
Net income																	1,262,000,000	1,088,000,000	920,000,000
Basic earnings per common share	$ 1.21	[1]	$ 1.41	[1]	$ 1.1	[1]	$ 1.01	[1]	$ 1.15	[1]	$ 1.21	[1]	$ 1	[1]	$ 0.73	[1]	$ 4.72	$ 4.1	$ 3.56
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	246,400		246,100		245,700		245,300		244,400		244,100		243,600		243,300		245,891	243,863	241,347
Diluted earnings per common share	$ 1.18	[1]	$ 1.39	[1]	$ 1.08	[1]	$ 0.99	[1]	$ 1.13	[1]	$ 1.19	[1]	$ 0.98	[1]	$ 0.72	[1]	$ 4.63	$ 4.01	$ 3.48
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	251,300		250,800		250,100		249,700		249,900		249,300		248,500		247,500		250,655	249,332	246,693
Earnings	297,000,000		348,000,000		269,000,000		247,000,000		282,000,000		296,000,000		245,000,000		178,000,000		1,161,000,000	1,001,000,000	859,000,000
Parent Company [Member]
Condensed Income Statements Captions [Line Items]
Interest income																	0	42,000,000	83,000,000
Interest expense																	(235,000,000)	(239,000,000)	(247,000,000)
Operating and mainenance																	(78,000,000)	(63,000,000)	(68,000,000)
Other income (expense), net																	50,000,000	41,000,000	66,000,000
Income tax (expense) benefit																	133,000,000	117,000,000	145,000,000
Loss before equity of subsidiaries, net of income taxes																	(130,000,000)	(102,000,000)	(21,000,000)
Equity earnings, net of income tax																	1,291,000,000	1,103,000,000	880,000,000
Basic earnings per common share																	$ 4.72	$ 4.1	$ 3.56
Basic earnings per common share, weighted-average number of shares outstanding (thousands)																	245,891	243,863	241,347
Diluted earnings per common share																	$ 4.63	$ 4.01	$ 3.48
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)																	250,655	249,332	246,693
Earnings																	$ 1,161,000,000	$ 1,001,000,000	$ 859,000,000

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.